Shareholder's capital - Performance Stock Units (Detail) - Performance and restricted share units - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of awards
Beginning balance (in shares)	955,028	578,988
Granted, including dividends (in shares)	791,524	811,974
Exercised (in shares)	(285,551)	(374,973)
Forfeited (in shares)	(68,869)	(60,961)
Ending balance (in shares)	1,392,132	955,028	578,988
Exercisable (in shares)	173,533
Weighted average grant-date fair value
Beginning balance (CAD per share)	$ 12.30	$ 9.82
Granted, including dividends (CAD per share)	12.41	13.54
Exercised (CAD per share)	10.02	8.33
Forfeited (CAD per share)	13.02	12.61
Ending balance (CAD per share)	12.75	$ 12.30	$ 9.82
Exercisable (CAD per share)	$ 11.66
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 7 months 6 days	1 year 10 months 2 days	1 year 8 months 26 days
Granted, including dividends, Weighted average remaining contractual term	2 years	2 years
Outstanding, aggregate intrinsic value	$ 19,114	$ 13,428	$ 6,595
Granted, including dividends, aggregate intrinsic value	0	0
Exercised, aggregate intrinsic value	3,691	4,394
Forfeited, aggregate intrinsic value	0	$ 0
Exercisable, aggregate intrinsic value	$ 2,383